S000011204 [Member] Expense Example - Dodge & Cox Balanced Fund	Dec. 31, 2024 USD ($)
Dodge & Cox Balanced – Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Dodge & Cox Balanced – Class X
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	146
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	$ 587